Distribution Date:	03/17/23	BMO 2022-C3 MORTGAGE TRUST
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2022-C3

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Current Mortgage Loan and Property Stratification	8-12			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	15-16		Association
Principal Prepayment Detail	17		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
				AskMidland@midlandls.com
Historical Detail	18		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	19	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Collateral Stratification and Historical Detail	20		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Specially Serviced Loan Detail - Part 1	21			AskMidland@midlandls.com
Specially Serviced Loan Detail - Part 2	22		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Modified Loan Detail	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: BMO 2022-C3 - Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Historical Bond / Collateral Loss Reconciliation Detail	25		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26	Trustee	Computershare Trust Company, N.A.
Supplemental Notes	27		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	KKR Real Estate Credit Opportunity Partners II L.P.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05602QAU7	5.252421%	7,733,000.00	7,282,854.38	167,798.85	31,877.18	0.00	0.00	199,676.03	7,115,055.53	30.03%	30.00%
A-2	05602QAV5	5.326421%	98,048,000.00	98,048,000.00	0.00	435,204.14	0.00	0.00	435,204.14	98,048,000.00	30.03%	30.00%
A-3	05602QAW3	5.280421%	13,327,000.00	13,327,000.00	0.00	58,643.48	0.00	0.00	58,643.48	13,327,000.00	30.03%	30.00%
A-4	05602QAX1	5.049100%	151,000,000.00	151,000,000.00	0.00	635,345.08	0.00	0.00	635,345.08	151,000,000.00	30.03%	30.00%
A-5	05602QAY9	5.312600%	216,694,000.00	216,694,000.00	0.00	959,340.45	0.00	0.00	959,340.45	216,694,000.00	30.03%	30.00%
A-SB	05602QAZ6	5.326421%	11,207,000.00	11,207,000.00	0.00	49,744.34	0.00	0.00	49,744.34	11,207,000.00	30.03%	30.00%
A-S	05602QBC6	5.326421%	65,808,000.00	65,808,000.00	0.00	292,100.95	0.00	0.00	292,100.95	65,808,000.00	20.77%	20.75%
B	05602QBD4	5.326421%	32,905,000.00	32,905,000.00	0.00	146,054.91	0.00	0.00	146,054.91	32,905,000.00	16.14%	16.13%
C	05602QBE2	5.326421%	31,125,000.00	31,125,000.00	0.00	138,154.06	0.00	0.00	138,154.06	31,125,000.00	11.76%	11.75%
D	05602QAE3	2.500000%	19,565,000.00	19,565,000.00	0.00	40,760.42	0.00	0.00	40,760.42	19,565,000.00	9.01%	9.00%
E	05602QAG8	2.500000%	15,118,000.00	15,118,000.00	0.00	31,495.83	0.00	0.00	31,495.83	15,118,000.00	6.88%	6.88%
F-RR	05602QAK9	5.326421%	8,893,000.00	8,893,000.00	0.00	39,473.22	0.00	0.00	39,473.22	8,893,000.00	5.63%	5.63%
G-RR	05602QAM5	5.326421%	7,114,000.00	7,114,000.00	0.00	31,576.80	0.00	0.00	31,576.80	7,114,000.00	4.63%	4.63%
J-RR	05602QAP8	5.326421%	7,115,000.00	7,115,000.00	0.00	31,581.24	0.00	0.00	31,581.24	7,115,000.00	3.63%	3.63%
K-RR*	05602QAR4	5.326421%	25,790,184.00	25,790,184.00	0.00	114,466.54	0.00	0.00	114,466.54	25,790,184.00	0.00%	0.00%
VRR Interest	N/A	5.326421%	15,260,762.00	15,251,106.17	3,599.36	67,694.68	0.00	0.00	71,294.04	15,247,506.81	0.00%	0.00%
R	05602QAS2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			726,702,946.00	726,243,144.55	171,398.21	3,103,513.32	0.00	0.00	3,274,911.53	726,071,746.34

X-A	05602QBA0	0.092497%	498,009,000.00	497,558,854.38	0.00	38,352.10	0.00	0.00	38,352.10	497,391,055.53
X-D	05602QAA1	2.826421%	19,565,000.00	19,565,000.00	0.00	46,082.45	0.00	0.00	46,082.45	19,565,000.00
X-E	05602QAC7	2.826421%	15,118,000.00	15,118,000.00	0.00	35,608.20	0.00	0.00	35,608.20	15,118,000.00
Notional SubTotal			532,692,000.00	532,241,854.38	0.00	120,042.75	0.00	0.00	120,042.75	532,074,055.53

Deal Distribution Total					171,398.21	3,223,556.07	0.00	0.00	3,394,954.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05602QAU7	941.78900556	21.69906246	4.12222682	0.00000000	0.00000000	0.00000000	0.00000000	25.82128928	920.08994310
A-2	05602QAV5	1,000.00000000	0.00000000	4.43868452	0.00000000	0.00000000	0.00000000	0.00000000	4.43868452	1,000.00000000
A-3	05602QAW3	1,000.00000000	0.00000000	4.40035117	0.00000000	0.00000000	0.00000000	0.00000000	4.40035117	1,000.00000000
A-4	05602QAX1	1,000.00000000	0.00000000	4.20758331	0.00000000	0.00000000	0.00000000	0.00000000	4.20758331	1,000.00000000
A-5	05602QAY9	1,000.00000000	0.00000000	4.42716665	0.00000000	0.00000000	0.00000000	0.00000000	4.42716665	1,000.00000000
A-SB	05602QAZ6	1,000.00000000	0.00000000	4.43868475	0.00000000	0.00000000	0.00000000	0.00000000	4.43868475	1,000.00000000
A-S	05602QBC6	1,000.00000000	0.00000000	4.43868451	0.00000000	0.00000000	0.00000000	0.00000000	4.43868451	1,000.00000000
B	05602QBD4	1,000.00000000	0.00000000	4.43868439	0.00000000	0.00000000	0.00000000	0.00000000	4.43868439	1,000.00000000
C	05602QBE2	1,000.00000000	0.00000000	4.43868466	0.00000000	0.00000000	0.00000000	0.00000000	4.43868466	1,000.00000000
D	05602QAE3	1,000.00000000	0.00000000	2.08333350	0.00000000	0.00000000	0.00000000	0.00000000	2.08333350	1,000.00000000
E	05602QAG8	1,000.00000000	0.00000000	2.08333311	0.00000000	0.00000000	0.00000000	0.00000000	2.08333311	1,000.00000000
F-RR	05602QAK9	1,000.00000000	0.00000000	4.43868436	0.00000000	0.00000000	0.00000000	0.00000000	4.43868436	1,000.00000000
G-RR	05602QAM5	1,000.00000000	0.00000000	4.43868428	0.00000000	0.00000000	0.00000000	0.00000000	4.43868428	1,000.00000000
J-RR	05602QAP8	1,000.00000000	0.00000000	4.43868447	0.00000000	0.00000000	0.00000000	0.00000000	4.43868447	1,000.00000000
K-RR	05602QAR4	1,000.00000000	0.00000000	4.43837624	0.00030826	0.01000032	0.00000000	0.00000000	4.43837624	1,000.00000000
VRR Interest	N/A	999.36727734	0.23585716	4.43586500	0.00001114	0.00036237	0.00000000	0.00000000	4.67172216	999.13142017
R	05602QAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05602QBA0	999.09610947	0.00000000	0.07701086	0.00000000	0.00000000	0.00000000	0.00000000	0.07701086	998.75917008
X-D	05602QAA1	1,000.00000000	0.00000000	2.35535139	0.00000000	0.00000000	0.00000000	0.00000000	2.35535139	1,000.00000000
X-E	05602QAC7	1,000.00000000	0.00000000	2.35535124	0.00000000	0.00000000	0.00000000	0.00000000	2.35535124	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	31,877.18	0.00	31,877.18	0.00	0.00	0.00	31,877.18	0.00
A-2	02/01/23 - 02/28/23	30	0.00	435,204.14	0.00	435,204.14	0.00	0.00	0.00	435,204.14	0.00
A-3	02/01/23 - 02/28/23	30	0.00	58,643.48	0.00	58,643.48	0.00	0.00	0.00	58,643.48	0.00
A-4	02/01/23 - 02/28/23	30	0.00	635,345.08	0.00	635,345.08	0.00	0.00	0.00	635,345.08	0.00
A-5	02/01/23 - 02/28/23	30	0.00	959,340.45	0.00	959,340.45	0.00	0.00	0.00	959,340.45	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	49,744.34	0.00	49,744.34	0.00	0.00	0.00	49,744.34	0.00
X-A	02/01/23 - 02/28/23	30	0.00	38,352.10	0.00	38,352.10	0.00	0.00	0.00	38,352.10	0.00
X-D	02/01/23 - 02/28/23	30	0.00	46,082.45	0.00	46,082.45	0.00	0.00	0.00	46,082.45	0.00
X-E	02/01/23 - 02/28/23	30	0.00	35,608.20	0.00	35,608.20	0.00	0.00	0.00	35,608.20	0.00
A-S	02/01/23 - 02/28/23	30	0.00	292,100.95	0.00	292,100.95	0.00	0.00	0.00	292,100.95	0.00
B	02/01/23 - 02/28/23	30	0.00	146,054.91	0.00	146,054.91	0.00	0.00	0.00	146,054.91	0.00
C	02/01/23 - 02/28/23	30	0.00	138,154.06	0.00	138,154.06	0.00	0.00	0.00	138,154.06	0.00
D	02/01/23 - 02/28/23	30	0.00	40,760.42	0.00	40,760.42	0.00	0.00	0.00	40,760.42	0.00
E	02/01/23 - 02/28/23	30	0.00	31,495.83	0.00	31,495.83	0.00	0.00	0.00	31,495.83	0.00
F-RR	02/01/23 - 02/28/23	30	0.00	39,473.22	0.00	39,473.22	0.00	0.00	0.00	39,473.22	0.00
G-RR	02/01/23 - 02/28/23	30	0.00	31,576.80	0.00	31,576.80	0.00	0.00	0.00	31,576.80	0.00
J-RR	02/01/23 - 02/28/23	30	0.00	31,581.24	0.00	31,581.24	0.00	0.00	0.00	31,581.24	0.00
K-RR	02/01/23 - 02/28/23	30	248.86	114,474.49	0.00	114,474.49	7.95	0.00	0.00	114,466.54	257.91
VRR Interest	02/01/23 - 02/28/23	30	5.34	67,694.85	0.00	67,694.85	0.17	0.00	0.00	67,694.68	5.53
Totals			254.20	3,223,564.19	0.00	3,223,564.19	8.12	0.00	0.00	3,223,556.07	263.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,394,954.28
Non-VRR Available Funds	3,323,660.24
VRR Available Funds	71,294.04
VRR Principal Distribution Amount	3,599.36
Excess Liquidation Proceeds Reserve Account Summary
Account Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,023,132.85	Master Servicing Fee	6,897.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,987.47
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	282.43
ARD Interest	0.00	Operating Advisor Fee	1,163.60
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	192.05
Extension Interest	0.00
Interest Reserve Withdrawal	214,954.52
Total Interest Collected	3,238,087.37	Total Fees	14,523.15

Principal		Expenses/Reimbursements
Scheduled Principal	171,398.21	Reimbursement for Interest on Advances	8.12
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	171,398.21	Total Expenses/Reimbursements	8.12

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,223,556.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	171,398.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,394,954.28
Total Funds Collected	3,409,485.58	Total Funds Distributed	3,409,485.55

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	726,243,144.71	726,243,144.71	Beginning Certificate Balance	726,243,144.55
(-) Scheduled Principal Collections	171,398.21	171,398.21	(-) Principal Distributions	171,398.21
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	726,071,746.50	726,071,746.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	726,243,144.71	726,243,144.71	Ending Certificate Balance	726,071,746.34
Ending Actual Collateral Balance	726,071,746.50	726,071,746.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$4,999,999 or less	7	24,143,637.70	3.33%	100	4.9805	1.479247	1.59 or less	26	382,277,275.61	52.65%	112	5.7893	1.392502
$5,000,000 to $9,999,999		20	135,117,912.89	18.61%	106	5.0652	1.880032	1.60 to 1.69	6	92,626,829.01	12.76%	105	5.6277	1.643295
$10,000,000 to $19,999,999		13	162,154,671.06	22.33%	85	4.7705	1.879268	1.70 to 1.79	2	27,500,000.00	3.79%	113	6.1700	1.710000
$20,000,000 to $29,999,999		9	204,320,000.00	28.14%	106	5.4147	1.830864	1.80 to 1.89	1	9,847,641.88	1.36%	114	6.5200	1.860000
	$30,000,000 or greater	6	200,335,524.85	27.59%	114	5.9968	1.359241	1.90 to 1.99	3	21,500,000.00	2.96%	105	4.3353	1.910000
	Totals	55	726,071,746.50	100.00%	103	5.3520	1.709003	2.00 to 2.99	17	192,320,000.00	26.49%	83	4.2867	2.339421
								3.00 to 3.99	0	0.00	0.00%	0	0.0000	0.000000
								4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	726,071,746.50	100.00%	103	5.3520	1.709003
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	9	18,382,440.48	2.53%	115	6.0963	1.404099
							Industrial	24	130,453,013.06	17.97%	112	5.8740	1.398112
Arizona	5	54,579,900.00	7.52%	114	5.7333	2.066587
							Lodging	13	49,397,641.89	6.80%	114	5.9073	2.161850
Arkansas	1	721,202.00	0.10%	113	5.5100	1.590000
							Mixed Use	3	28,720,000.00	3.96%	113	6.0057	1.489958
California	4	39,788,113.06	5.48%	102	4.3592	2.012941
							Mobile Home Park	5	5,765,271.01	0.79%	114	5.9050	1.630000
Delaware	1	34,801,655.55	4.79%	114	6.1800	1.270000
							Multi-Family	20	194,792,507.00	26.83%	86	4.7032	1.823379
Florida	6	66,041,578.25	9.10%	110	5.1366	1.625347
							Office	8	161,400,000.00	22.23%	109	5.6184	1.574115
Illinois	8	45,745,483.36	6.30%	109	5.5967	1.486691
							Retail	9	127,318,313.55	17.54%	106	5.2724	1.760632
Indiana	1	37,000,000.00	5.10%	114	5.8200	1.530000
							Self Storage	7	28,224,999.99	3.89%	107	4.5021	2.341488
Iowa	1	3,774,000.00	0.52%	115	6.1170	1.020000
							Totals	89	726,071,746.50	100.00%	103	5.3520	1.709003
Kentucky	2	5,976,333.89	0.82%	114	5.6904	1.420612

Louisiana	2	8,005,100.00	1.10%	113	5.7616	1.587218

Maryland	1	17,750,000.00	2.44%	115	6.0400	1.520000

Michigan	13	57,572,127.36	7.93%	100	5.4684	1.573755

Minnesota	1	3,051,752.92	0.42%	113	5.5100	1.590000

Nebraska	1	1,437,481.91	0.20%	111	5.5200	1.070000

New Jersey	4	79,500,000.00	10.95%	105	5.2058	1.821509

New Mexico	1	5,500,000.00	0.76%	113	5.2500	2.060000

New York	6	118,000,000.00	16.25%	75	4.6369	1.996780

North Carolina	2	8,727,952.31	1.20%	81	3.9723	1.396445

Pennsylvania	3	30,618,176.56	4.22%	113	6.1417	1.680977

Tennessee	6	19,701,937.68	2.71%	115	6.0550	1.198501

Texas	8	43,873,869.29	6.04%	112	5.8316	1.286531

Virginia	3	25,522,641.88	3.52%	107	4.7049	2.365101

Totals	89	726,071,746.50	100.00%	103	5.3520	1.709003

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.49999% or less	3	47,000,000.00	6.47%	50	3.0911	2.044255	12 months or less	40	617,698,437.74	85.07%	106	5.6014	1.664384
	3.50000% to 3.99999%	9	64,770,000.00	8.92%	102	3.7169	2.213815	13 months to 24 months	13	91,780,195.70	12.64%	88	3.7703	2.021408
	4.00000% to 4.49999%	4	22,460,195.70	3.09%	65	4.1741	1.512115	25 months to 36 months	2	16,593,113.06	2.29%	89	4.8140	1.642027
	4.50000% to 4.99999%	4	45,400,000.00	6.25%	63	4.6726	2.406850	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% to 5.49999%	6	60,258,113.06	8.30%	108	5.1532	1.828342	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.50000% to 5.99999%	18	279,450,271.01	38.49%	114	5.7883	1.655401	Totals	55	726,071,746.50	100.00%	103	5.3520	1.709003
	6.00000% or greater	11	206,733,166.73	28.47%	114	6.1235	1.380437
	Totals	55	726,071,746.50	100.00%	103	5.3520	1.709003
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	99,489,510.31	13.70%	51	3.8348	2.182742	Interest Only	39	532,025,000.00	73.27%	102	5.2304	1.792774
	61 to 114 months	45	571,832,236.19	78.76%	111	5.5451	1.677029	343 months or less	3	17,051,750.76	2.35%	84	4.9280	1.304460
	115 months or greater	2	54,750,000.00	7.54%	115	6.0920	1.182100	344 months or greater	13	176,994,995.74	24.38%	109	5.7581	1.496173
	Totals	55	726,071,746.50	100.00%	103	5.3520	1.709003	Totals	55	726,071,746.50	100.00%	103	5.3520	1.709003
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		38	509,870,188.50	70.22%	107	5.6431	1.704071			No outstanding loans in this group
	12 months or less	17	216,201,558.00	29.78%	94	4.6655	1.720636
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	726,071,746.50	100.00%	103	5.3520	1.709003
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A4	30321334	MF	New York	NY	Actual/360	4.650%	18,083.33	0.00	0.00	N/A	08/06/27	--	5,000,000.00	5,000,000.00	03/06/23
1A9	30321335				Actual/360	4.650%	63,291.67	0.00	0.00	N/A	08/06/27	--	17,500,000.00	17,500,000.00	03/06/23
1A10	30321336				Actual/360	4.650%	54,250.00	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	03/06/23
2A1	30509297	MF	Indianapolis	IN	Actual/360	5.820%	90,533.33	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	03/06/23
2A2	30509336				Actual/360	5.820%	76,953.33	0.00	0.00	N/A	09/06/32	--	17,000,000.00	17,000,000.00	03/06/23
3A1	30508507	MF	New York	NY	Actual/360	3.040%	59,111.11	0.00	0.00	N/A	06/06/27	--	25,000,000.00	25,000,000.00	03/06/23
3A16	30509049				Actual/360	3.040%	28,373.33	0.00	0.00	N/A	06/06/27	--	12,000,000.00	12,000,000.00	03/06/23
4A1	30509321	IN	Various	Various	Actual/360	6.117%	176,033.67	0.00	0.00	N/A	10/06/32	--	37,000,000.00	37,000,000.00	03/06/23
5	30321337	OF	Woodcliff Lake	NJ	Actual/360	5.880%	166,926.67	0.00	0.00	N/A	09/06/32	--	36,500,000.00	36,500,000.00	03/06/23
6	30321338	RT	Newark	DE	Actual/360	6.180%	167,503.02	46,407.10	0.00	N/A	09/06/32	--	34,848,062.65	34,801,655.55	03/06/23
7	30321339	MF	Various	TX	Actual/360	6.020%	150,193.73	43,576.19	0.00	N/A	08/06/32	--	32,077,445.49	32,033,869.30	03/06/23
8A2	30509308	OF	New York	NY	Actual/360	6.030%	140,700.00	0.00	0.00	N/A	09/06/32	--	30,000,000.00	30,000,000.00	03/06/23
9A2	30509383	OF	Tampa	FL	Actual/360	5.720%	133,466.67	0.00	0.00	N/A	09/06/32	--	30,000,000.00	30,000,000.00	03/06/23
10A1	30509205	IN	Wilkes Barre	PA	Actual/360	6.170%	95,977.78	0.00	0.00	N/A	08/06/32	--	20,000,000.00	20,000,000.00	03/06/23
10A4	30509208				Actual/360	6.170%	35,991.67	0.00	0.00	N/A	08/06/32	--	7,500,000.00	7,500,000.00	03/06/23
11	30509305	OF	West Bloomfield	MI	Actual/360	5.990%	125,790.00	0.00	0.00	N/A	09/06/32	--	27,000,000.00	27,000,000.00	03/06/23
12	30509304	Various Various		Various	Actual/360	5.930%	112,999.44	0.00	0.00	N/A	09/06/32	--	24,500,000.00	24,500,000.00	03/06/23
13	30509203	RT	Mahwah	NJ	Actual/360	5.015%	89,712.78	0.00	0.00	N/A	08/06/32	--	23,000,000.00	23,000,000.00	03/06/23
14	30509189	MU	Chicago	IL	Actual/360	5.920%	103,692.09	0.00	0.00	N/A	08/06/32	--	22,520,000.00	22,520,000.00	03/06/23
15	30509298	LO	Phoenix	AZ	Actual/360	5.590%	96,955.44	0.00	0.00	N/A	09/06/32	--	22,300,000.00	22,300,000.00	03/06/23
16A1-A	30508226	RT	La Habra	CA	Actual/360	3.700%	28,777.78	0.00	0.00	N/A	12/05/31	--	10,000,000.00	10,000,000.00	03/05/23
16A2-B	30509365				Actual/360	3.700%	28,777.78	0.00	0.00	N/A	12/05/31	--	10,000,000.00	10,000,000.00	03/05/23
17A1	30509102	IN	Various	Various	Actual/360	5.510%	85,711.11	0.00	0.00	N/A	08/05/32	--	20,000,000.00	20,000,000.00	03/05/23
18	30509320	RT	Rising Sun	MD	Actual/360	6.040%	83,385.56	0.00	0.00	N/A	10/06/32	--	17,750,000.00	17,750,000.00	03/06/23
19A2	30508063	MF	Daytona Beach	FL	Actual/360	3.770%	21,991.67	0.00	0.00	N/A	09/05/31	--	7,500,000.00	7,500,000.00	03/05/23
19A3	30509372				Actual/360	3.770%	21,991.67	0.00	0.00	N/A	09/05/31	--	7,500,000.00	7,500,000.00	03/05/23
20A1	30508234	RT	Norton Shores	MI	Actual/360	4.080%	37,388.26	20,456.41	0.00	N/A	01/05/27	--	11,782,014.41	11,761,558.00	03/05/23
21	30321340	IN	Montebello	CA	Actual/360	5.261%	45,719.78	30,156.84	0.00	N/A	11/01/30	--	11,173,269.90	11,143,113.06	03/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22A8	30321341	OF	Holmdel	NJ	Actual/360	5.110%	39,744.44	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	03/06/23
23A3	30321342	OF	Hoboken	NJ	Actual/360	3.280%	25,511.11	0.00	0.00	N/A	02/06/27	--	10,000,000.00	10,000,000.00	03/06/23
24A1	30509154	LO	Sarasota	FL	Actual/360	5.900%	45,888.89	0.00	0.00	N/A	08/05/32	--	10,000,000.00	10,000,000.00	03/05/23
25	30321343	OF	Ronkonkoma	NY	Actual/360	5.630%	43,788.89	0.00	0.00	N/A	08/06/32	--	10,000,000.00	10,000,000.00	03/06/23
26A2	30509303	LO	Glen Allen	VA	Actual/360	6.520%	50,002.90	12,702.11	0.00	N/A	09/05/32	--	9,860,343.99	9,847,641.88	03/05/23
27	30321344	SS	Suffolk	VA	Actual/360	3.600%	26,600.00	0.00	0.00	N/A	10/06/31	--	9,500,000.00	9,500,000.00	03/06/23
28	30321345	IN	Various	Various	Actual/360	5.520%	38,768.80	0.00	0.00	N/A	06/06/32	--	9,030,000.00	9,030,000.00	03/06/23
29	30321346	OF	Miami	FL	Actual/360	4.780%	29,370.44	0.00	0.00	N/A	04/06/32	--	7,900,000.00	7,900,000.00	03/06/23
30A3-B	30321347	LO	Various	Various	Actual/360	6.061%	34,177.31	0.00	0.00	N/A	09/01/32	--	7,250,000.00	7,250,000.00	03/01/23
31	30509086	SS	Various	TX	Actual/360	6.050%	33,174.17	0.00	0.00	N/A	07/05/32	--	7,050,000.00	7,050,000.00	03/05/23
32	30509139	RT	San Tan Valley	AZ	Actual/360	5.640%	28,513.33	0.00	0.00	N/A	07/06/32	--	6,500,000.00	6,500,000.00	03/06/23
33	30321348	MF	Bridgman	MI	Actual/360	5.740%	28,349.22	0.00	0.00	N/A	08/06/32	--	6,350,000.00	6,350,000.00	02/06/23
34	30321349	SS	Newport News	VA	Actual/360	3.510%	16,857.75	0.00	0.00	N/A	10/06/31	--	6,175,000.00	6,175,000.00	03/06/23
35	30321350	MH	Various	TN	Actual/360	5.905%	26,514.92	7,905.56	0.00	N/A	09/06/32	--	5,773,176.57	5,765,271.01	03/06/23
36	30321351	SS	Sacramento	CA	Actual/360	5.190%	22,201.67	0.00	0.00	N/A	05/06/32	--	5,500,000.00	5,500,000.00	03/06/23
37	30321352	MF	Greensboro	NC	Actual/360	3.780%	16,170.00	0.00	0.00	N/A	09/01/31	--	5,500,000.00	5,500,000.00	03/01/23
38	30509171	RT	Clovis	NM	Actual/360	5.250%	22,458.33	0.00	0.00	N/A	08/06/32	--	5,500,000.00	5,500,000.00	03/06/23
39	30321353	MF	La Grange	IL	Actual/360	3.900%	16,531.67	0.00	0.00	N/A	03/01/30	--	5,450,000.00	5,450,000.00	03/01/23
40	30321354	RT	Crowley	LA	Actual/360	5.670%	22,865.85	0.00	0.00	N/A	07/06/32	--	5,185,000.00	5,185,000.00	03/06/23
41	30321355	MF	Chicago	IL	Actual/360	5.480%	21,801.27	0.00	0.00	N/A	05/06/32	--	5,115,000.00	5,115,000.00	03/06/23
42	30321356	MF	Denton	TX	Actual/360	4.250%	15,833.61	0.00	0.00	N/A	02/06/32	--	4,790,000.00	4,790,000.00	03/06/23
43	30321357	IN	Queen Creek	AZ	Actual/360	5.620%	17,921.56	0.00	0.00	N/A	07/06/32	--	4,100,000.00	4,100,000.00	03/06/23
44	30321358	MU	Brooklyn	NY	Actual/360	6.600%	17,966.67	0.00	0.00	N/A	09/06/32	--	3,500,000.00	3,500,000.00	02/06/23
45	30321359	MF	Charlotte	NC	Actual/360	4.300%	10,814.16	5,516.60	0.00	N/A	11/01/26	--	3,233,468.91	3,227,952.31	03/01/23
46	30321360	MF	Van Nuys	CA	Actual/360	3.903%	9,547.17	0.00	0.00	N/A	11/01/31	--	3,145,000.00	3,145,000.00	03/01/23
47	30321361	MF	Jacksonville	FL	Actual/360	4.300%	8,981.05	4,677.40	0.00	N/A	06/01/31	--	2,685,362.79	2,680,685.39	03/01/23
48	30321362	MU	Philadelphia	PA	Actual/360	5.950%	12,495.00	0.00	0.00	N/A	08/06/32	--	2,700,000.00	2,700,000.00	03/06/23
Totals							3,023,132.85	171,398.21	0.00				726,243,144.71	726,071,746.50
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	34,127,619.30	03/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A16	0.00	34,127,619.30	03/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	5,258,478.58	--	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	2,622,204.40	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	2,151,446.85	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1-A	0.00	8,251,358.36	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2-B	0.00	8,251,358.36	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	2,404,579.49	3,342,135.88	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19A3	2,404,579.49	3,342,135.88	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1	0.00	2,428,779.40	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22A8	0.00	14,090,639.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23A3	0.00	10,669,530.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	628,683.79	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30A3-B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	583,977.02	--	--	--	0.00	0.00	0.00	0.00	8,120.99	0.00
32	0.00	713,727.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	27,947.94	27,947.94	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	604,313.02	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	453,509.69	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	400,056.61	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	17,959.86	17,959.86	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	4,809,158.98	132,047,574.08				0.00	0.00	45,907.80	45,907.80	8,120.99	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.351979%	5.326268%	103
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.352044%	5.326332%	104
01/18/23	1	3,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.352073%	5.326361%	105
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.352102%	5.326389%	106
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.352143%	5.326429%	107
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
33	30321348	02/06/23	0	B	27,947.94	27,947.94	0.00		6,350,000.00
44	30321358	02/06/23	0	B	17,959.86	17,959.86	0.00		3,500,000.00
Totals					45,907.80	45,907.80	0.00		9,850,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		24,989,510	24,989,510		0	0
49 - 60 Months		74,500,000	74,500,000		0	0
> 60 Months		626,582,236	626,582,236		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	726,071,747	726,071,747	0	0	0	0
Feb-23	726,243,145	726,243,145	0	0	0	0
Jan-23	726,360,720	722,860,720	3,500,000	0	0	0
Dec-22	726,477,738	726,477,738	0	0	0	0
Nov-22	726,611,923	726,611,923	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
26A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(26.12)	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	34.24	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.12	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			8.12

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27